DERIVATIVE INSTRUMENTS (Tables) - Millburn Multi Markets Trading L P [Member]	12 Months Ended
Dec. 31, 2018
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2018 and 2017, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	As of December 31,
	2018		2017
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$781,325	5.33%	$(671,838)	7.02%
British pound	(203,259)	(1.39)	2,903,486	(30.35)
Canadian dollar	21,819	0.15	47,569	(0.50)
Euro	5,148,929	35.10	(9,368,585)	97.92
Hong Kong dollar	(172,499)	(1.18)	18,681	(0.20)
Japanese yen	392,543	2.68	1,438,203	(15.03)
Korean won	(180)	—	340,400	(3.56)
Malaysian ringgit	48,869	0.33	20,435	(0.21)
Norwegian krone	244,618	1.67	(566,513)	5.92
Polish zloty	(42,562)	(0.29)	151,032	(1.58)
Singapore dollar	(11,181)	(0.08)	25,755	(0.27)
South African rand	42,646	0.29	45,803	(0.48)
Swedish krona	107,384	0.73	(493,314)	5.16
Thai baht	(844)	(0.01)	—	—
Turkish lira	—	—	(557,950)	5.83
U.S. dollar	8,311,389	56.67	(2,901,242)	30.33

Total	$14,668,997	100.00%	$(9,568,078)	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts
Fair Value of Futures and Forward Currency Contracts at December 31, 2018
					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$—	$(81,910)	$11,259,709	$(287,188)	$10,890,611
Grains	2,660	(90,260)	963,418	(11,079)	864,739
Interest rates	7,566,927	(552,157)	198	(4,612,626)	2,402,342
Livestock	—	—	8,600	(6,980)	1,620
Metals	405,566	(2,704,690)	3,218,169	(1,198,560)	(279,515)
Softs	1,987	—	403,806	(78,436)	327,357
Stock indices	337,899	(652,615)	250,827	(792,210)	(856,099)
Total futures contracts	8,315,039	(4,081,632)	16,104,727	(6,987,079)	13,351,055

Forward currency contracts	6,399,109	(3,665,066)	6,859,413	(8,275,514)	1,317,942

Total futures and forward currency contracts	$14,714,148	$(7,746,698)	$22,964,140	$(15,262,593)	$14,668,997

Fair Value of Futures and Forward Currency Contracts at December 31, 2017
					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$7,084,104	$(17,454)	$115,340	$(1,012,320)	$6,169,670
Grains	100	(20,490)	274,100	(170,089)	83,621
Interest rates	1,344,904	(7,671,980)	829,470	(64,585)	(5,562,191)
Livestock	—	—	6,260	(73,180)	(66,920)
Metals	8,558,331	(66,580)	22,964	(8,800,940)	(286,225)
Softs	357,125	(6,705)	679,252	(274,826)	754,846
Stock indices	4,844,811	(3,197,432)	858,712	(1,453,435)	1,052,656
Total futures contracts	22,189,375	(10,980,641)	2,786,098	(11,849,375)	2,145,457

Forward currency contracts	5,225,346	(3,608,419)	2,226,484	(15,556,946)	(11,713,535)

Total futures and forward currency contracts	$27,414,721	$(14,589,060)	$5,012,582	$(27,406,321)	$(9,568,078)

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2018 and 2017

Sector	2018	2017

Futures contracts:
Energies	$51,336,111	$(4,125,803)
Grains	5,171,725	(2,701,652)
Interest rates	17,439,821	(3,601,865)
Livestock	(22,630)	(434,030)
Metals	(8,764,531)	604,208
Softs	915,202	2,476,401
Stock indices	(37,577,174)	67,182,560

Total futures contracts	28,498,524	59,399,819

Forward currency contracts	3,737,160	(28,213,894)

Total futures and forward currency contracts	$32,235,684	$31,185,925

Schedule Of Monthly Average Future And Forward Currency Contracts

For the years ended December 31, 2018 and 2017, the monthly average number of future contracts bought and sold and the monthly average notional value of forward currency contracts traded are detailed below:

	2018	2017

Average bought	55,477	35,579
Average sold	55,961	34,774
Average notional	$4,775,000,000	$3,685,000,000

Offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership’s investments as of December 31, 2018 and 2017.

Offsetting of derivative assets and liabilities at December 31, 2018
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,628,567	$(2,236,487)	$1,392,080
Counterparty I	16,443,433	(7,459,780)	8,983,653
Counterparty J	4,347,766	(1,372,444)	2,975,322
Total futures contracts	24,419,766	(11,068,711)	13,351,055

Forward currency contracts
Counterparty G	5,528,657	(3,848,519)	1,680,138
Total assets	$29,948,423	$(14,917,230)	$15,031,193

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty K	$8,092,061	$(7,729,865)	$362,196

Total liabilities	$8,092,061	$(7,729,865)	$362,196

		Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,392,080	$—	$(1,392,080)	$—
Counterparty I	8,983,653	—	(8,983,653)	—
Counterparty J	2,975,322	—	(2,975,322)	—
Counterparty G	1,680,138	—	—	1,680,138
Total	$15,031,193	$—	$(13,351,055)	$1,680,138

		Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty K	$362,196	$—	$362,196	$—
Total	$362,196	$—	$362,196	—

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.

Offsetting of derivative assets and liabilities at December 31, 2017
		Gross amounts	Net amounts of
		offset in the	assets presented in
	Gross amounts of	Statement of	the Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$8,020,778	$(7,204,167)	$816,611
Counterparty I	16,954,695	(15,625,849)	1,328,846
Total futures contracts	24,975,473	(22,830,016)	2,145,457

Total assets	$24,975,473	$(22,830,016)	$2,145,457

		Gross amounts	Net amounts of
		offset in the	liabilities presented in
	Gross amounts of	Statement of	the Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty G	$7,086,206	$(2,515,193)	$4,571,013
Counterparty H	12,079,159	(4,936,637)	7,142,522
Total forward contracts	19,165,365	(7,451,830)	11,713,535

Total liabilities	$19,165,365	$(7,451,830)	$11,713,535

		Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$816,611	$—	$(816,611)	$—
Counterparty I	1,328,846	—	(1,328,846)	—
Total	$2,145,457	$—	$(2,145,457)	$—

		Amounts Not Offset in the Statement of Financial Condition

	Net amounts of
	Liabilities
	presented in the
	Statement of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty G	$4,571,013	$—	$4,571,013	$—
Counterparty H	7,142,522	—	7,142,522	—
Total	$11,713,535	$—	$11,713,535	$—

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2017.